Property, Plant and Equipment (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Interest costs capitalized and deferred	$ 184,900,000	$ 94,700,000
Cheniere Energy Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	7,815,072,000		6,383,939,000	3,219,592,000	[1]
Depreciation	29,040,000	28,658,000	57,486,000	57,498,000	[1]	57,883,000	[1]
Cheniere Energy Partners, LP [Member] | LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(319,155,000)		(291,265,000)	(234,349,000)
Property, plant and equipment, net	7,811,726,000		6,382,837,000	3,218,684,000
Depreciation			57,300,000	57,300,000		57,800,000
Cheniere Energy Partners, LP [Member] | LNG terminal costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			15 years
Cheniere Energy Partners, LP [Member] | LNG terminal costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			50 years
Cheniere Energy Partners, LP [Member] | LNG terminal [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,238,671,000		2,225,412,000	2,224,230,000
Cheniere Energy Partners, LP [Member] | LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,892,065,000		4,448,541,000	1,228,647,000
Cheniere Energy Partners, LP [Member] | LNG site and related costs, net [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	145,000		149,000	156,000
Cheniere Energy Partners, LP [Member] | Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(3,335,000)		(2,870,000)	(2,397,000)
Property, plant and equipment, net	3,346,000		1,102,000	908,000
Cheniere Energy Partners, LP [Member] | Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	933,000		612,000	368,000
Cheniere Energy Partners, LP [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,489,000		907,000	704,000
Cheniere Energy Partners, LP [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,470,000		1,490,000	1,473,000
Cheniere Energy Partners, LP [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,789,000		963,000	760,000
Cheniere Energy Partners, LP [Member] | The Sabine Pass Liquefaction Project [Member]
Property, Plant and Equipment [Line Items]
Interest costs capitalized and deferred			$ 188,700,000	$ 35,100,000
Cheniere Energy Partners, LP [Member] | LNG storage tanks [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			50 years
Cheniere Energy Partners, LP [Member] | Natural gas pipeline facilities [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			40 years
Cheniere Energy Partners, LP [Member] | Marine berth, electrical, facility and roads [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			35 years
Cheniere Energy Partners, LP [Member] | Regasification processing equipment (recondensers, vaporization, and vents) [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			30 years
Cheniere Energy Partners, LP [Member] | Sendout pumps [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			20 years
Cheniere Energy Partners, LP [Member] | Others [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			15 years
Cheniere Energy Partners, LP [Member] | Others [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			30 years

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.